UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       TRUSTCO BANK
Address:    3 SARNOWSKI DRIVE
            GLENVILLE, NY 12302


13F File Number: 28-10307

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: RICHARD W. PROVOST
Title: SENIOR TRUST OFFICER
Phone: 518-381-3643

Signature, Place, and Date of Signing:

/s/ RICHARD W. PROVOST    GLENVILLE, NY    04/17/2012
    (Signature)           (City, State)    (Date)

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE
                [ ]            13F COMBINATION REPORT


List of Other Included Managers:
13F File Number         Name

028-06657               TRUSTCO BANK CORP NY